Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.18%
Biotechnology–28.14%
AbbVie, Inc.	193,684	$48,603,063
Amgen, Inc.	33,407	12,867,041
Argenx SE, ADR (Netherlands)(b)	42,230	36,056,819
Arrowhead Pharmaceuticals, Inc.(b)	81,814	6,925,555
Ascendis Pharma A/S (Denmark)(b)	54,101	13,195,775
BridgeBio Pharma, Inc.(b)	216,227	17,317,620
Cogent Biosciences, Inc.(b)(c)	124,185	4,834,522
Cytokinetics, Inc.(b)(c)	107,839	8,317,622
Dianthus Therapeutics, Inc.(b)(c)	33,618	3,594,437
Gilead Sciences, Inc.	337,004	43,881,291
Halozyme Therapeutics, Inc.(b)	155,098	12,801,789
Incyte Corp.(b)	22,546	2,694,698
Kiniksa Pharmaceuticals International PLC(b)	22,546	1,676,070
Krystal Biotech, Inc.(b)(c)	20,337	6,937,357
Madrigal Pharmaceuticals, Inc.(b)	21,162	9,889,426
Mineralys Therapeutics, Inc.(b)	56,401	1,439,353
Mirum Pharmaceuticals, Inc.(b)(c)	45,043	4,772,306
Natera, Inc.(b)	52,670	14,102,919
Palvella Therapeutics, Inc.(b)(c)	20,783	2,889,668
Praxis Precision Medicines, Inc.(b)	16,575	5,102,282
Protagonist Therapeutics, Inc.(b)(c)	103,952	14,204,001
Revolution Medicines, Inc.(b)	69,866	13,101,971
Rhythm Pharmaceuticals, Inc.(b)(c)	57,008	5,658,044
Twist Bioscience Corp.(b)	74,708	6,839,517
uniQure N.V. (Netherlands)(b)	52,763	2,302,050
United Therapeutics Corp.(b)	23,038	11,927,003
Vertex Pharmaceuticals, Inc.(b)	50,958	24,312,062
Xenon Pharmaceuticals, Inc. (Canada)(b)	52,646	3,299,325
		339,543,586
Health Care Distributors–2.10%
Cardinal Health, Inc.	110,152	25,338,265
Health Care Equipment–4.66%
Edwards Lifesciences Corp.(b)	219,094	18,857,421
Glaukos Corp.(b)	22,572	3,763,204
Globus Medical, Inc., Class A(b)	87,598	6,901,846
IDEXX Laboratories, Inc.(b)	6,940	3,879,946
Intuitive Surgical, Inc.(b)	30,687	10,842,638
LeMaitre Vascular, Inc.(c)	44,039	4,462,031
STERIS PLC	33,121	7,564,836
		56,271,922
Health Care Facilities–1.16%
Encompass Health Corp.	53,477	5,939,690
Tenet Healthcare Corp.(b)	31,528	8,032,704
		13,972,394
Health Care REITs–2.34%
Welltower, Inc.	120,441	28,236,188
Health Care Services–9.30%
BillionToOne, Inc.(b)(c)	33,606	4,657,792
Shares		Value
Health Care Services–(continued)
BrightSpring Health Services, Inc.(b)	444,597	$26,546,887
CVS Health Corp.	291,313	30,421,817
GMR Solutions, Inc.(b)	120,747	1,555,221
Guardant Health, Inc.(b)	152,178	24,651,314
Labcorp Holdings, Inc.	27,780	8,589,576
Quest Diagnostics, Inc.	50,956	11,873,257
RadNet, Inc.(b)(c)	62,732	4,001,047
		112,296,911
Health Care Supplies–0.86%
Medline, Inc., Class A(b)(c)	264,708	10,397,730
Health Care Technology–0.25%
Heartflow, Inc.(b)(c)	121,178	3,057,321
Life Sciences Tools & Services–8.84%
BioLife Solutions, Inc.(b)	151,657	4,743,831
Bruker Corp.	50,580	3,178,447
Charles River Laboratories International, Inc.(b)	47,533	11,051,898
IQVIA Holdings, Inc.(b)	67,768	15,926,835
Lonza Group AG (Switzerland)(b)	12,228	8,522,645
Medpace Holdings, Inc.(b)	11,793	6,805,858
Mettler-Toledo International, Inc.(b)	7,844	11,109,457
Thermo Fisher Scientific, Inc.	32,631	18,739,983
Waters Corp.(b)	45,153	17,036,679
West Pharmaceutical Services, Inc.	27,934	9,524,377
		106,640,010
Managed Health Care–7.43%
Alignment Healthcare, Inc.(b)(c)	384,307	5,706,959
Centene Corp.(b)	65,007	4,044,736
Humana, Inc.	15,045	5,474,274
UnitedHealth Group, Inc.	179,631	74,439,086
		89,665,055
Pharmaceuticals–32.10%
AstraZeneca PLC (United Kingdom)	56,196	9,533,089
Axsome Therapeutics, Inc.(b)	87,700	19,117,723
Edgewise Therapeutics, Inc.(b)	44,189	1,698,183
Eli Lilly and Co.	111,322	127,891,166
Galderma Group AG, Class A (Switzerland)(b)	49,726	10,820,940
Johnson & Johnson	318,485	81,643,630
Ligand Pharmaceuticals, Inc.(b)(c)	49,408	14,206,776
Merck & Co., Inc.	425,626	55,416,505
Rapport Therapeutics, Inc.(b)(c)	109,966	4,506,407
Royalty Pharma PLC, Class A	440,990	25,767,046
Sandoz Group AG (Switzerland)	169,209	13,793,551
Tarsus Pharmaceuticals, Inc.(b)(c)	50,546	2,984,236
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	144,572	5,061,466
UCB S.A. (Belgium)	58,259	14,954,119
		387,394,837
Total Common Stocks & Other Equity Interests (Cost $767,711,735)		1,172,814,219
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Money Market Funds–2.37%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	9,784,659	$9,784,659
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	18,825,670	18,825,670
Total Money Market Funds (Cost $28,610,329)		28,610,329
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $796,322,064)		1,201,424,548
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.47%
Invesco Private Government Fund, 3.69%(d)(e)(f)	21,699,976	21,699,976
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	56,329,199	$56,334,832
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,033,996)		78,034,808
TOTAL INVESTMENTS IN SECURITIES–106.02% (Cost $874,356,060)		1,279,459,356
OTHER ASSETS LESS LIABILITIES—(6.02)%		(72,677,519)
NET ASSETS–100.00%		$1,206,781,837
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,293,643	$94,471,694	$(93,980,678)	$-	$-	$9,784,659	$329,891
Invesco Treasury Portfolio, Institutional Class	17,913,782	175,447,434	(174,535,546)	-	-	18,825,670	626,063
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,367,806	159,535,445	(147,203,275)	-	-	21,699,976	322,499*
Invesco Private Prime Fund	24,364,368	297,900,377	(265,922,751)	1,002	(8,164)	56,334,832	869,436*
Total	$60,939,599	$727,354,950	$(681,642,250)	$1,002	$(8,164)	$106,645,137	$2,147,889

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,124,722,964	$48,091,255	$—	$1,172,814,219
Money Market Funds	28,610,329	78,034,808	—	106,645,137
Total Investments	$1,153,333,293	$126,126,063	$—	$1,279,459,356
Invesco Health Care Fund